John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 98.0%		$631,680,771
(Cost $441,682,719)
Financials 83.1%		535,454,196
Banks 38.7%
1st Source Corp.	92,325	3,632,989
Altabancorp	12,517	403,173
American Business Bank (A)	105,887	3,552,509
American River Bankshares	77,542	1,001,843
Ameris Bancorp	154,496	6,042,339
Atlantic Union Bankshares Corp.	227,011	7,455,041
Bank of America Corp.	611,626	18,134,711
Bank of Commerce Holdings	64,715	655,563
Bank of Marin Bancorp	98,956	3,675,226
BayCom Corp. (A)	117,312	1,724,486
Business First Bancshares, Inc.	98,813	2,005,904
California BanCorp, Inc. (A)	95,527	1,290,570
Cambridge Bancorp	61,004	4,483,794
Central Valley Community Bancorp	75,623	1,157,032
Citigroup, Inc.	234,738	13,612,457
Citizens Financial Group, Inc.	335,231	12,215,818
Close Brothers Group PLC	394,273	7,598,626
Coastal Financial Corp. (A)	120,130	2,378,574
Danske Bank A/S (A)	405,437	6,902,110
Evans Bancorp, Inc.	69,316	2,060,072
First Merchants Corp.	178,118	6,709,705
German American Bancorp, Inc.	69,018	2,334,879
Glacier Bancorp, Inc.	92,663	4,322,729
HBT Financial, Inc.	151,583	2,263,134
Heritage Commerce Corp.	172,733	1,516,596
Heritage Financial Corp.	134,866	3,182,838
Huntington Bancshares, Inc.	1,146,200	15,158,495
JPMorgan Chase & Co.	155,339	19,987,463
Level One Bancorp, Inc.	66,696	1,390,612
Live Oak Bancshares, Inc.	109,315	4,359,482
Metrocity Bankshares, Inc.	63,620	905,949
NBT Bancorp, Inc.	39,203	1,294,091
Nicolet Bankshares, Inc. (A)	65,108	4,413,671
Pacific Premier Bancorp, Inc.	109,734	3,648,656
Pinnacle Financial Partners, Inc.	124,661	8,543,018
Southern First Bancshares, Inc. (A)	52,333	2,098,553
Stock Yards Bancorp, Inc.	165,511	7,481,097
SVB Financial Group (A)	39,006	17,076,047
The First Bancshares, Inc.	78,736	2,357,356
TriCo Bancshares	225,283	8,403,056
U.S. Bancorp	240,459	10,303,668
Western Alliance Bancorp	184,798	12,599,528
Zions Bancorp NA	203,561	8,985,183
Capital markets 14.6%
3i Group PLC	992,843	15,045,061
Ares Management Corp., Class A	315,754	14,259,451
BlackRock, Inc.	24,004	16,833,045
Brookfield Asset Management, Inc., Class A	308,575	11,985,053
KKR & Company, Inc.	335,384	13,063,207
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
StepStone Group, Inc., Class A (A)(B)	1,793	$62,970
The Blackstone Group, Inc., Class A	194,258	13,052,195
Tradeweb Markets, Inc., Class A	164,726	10,013,694
Consumer finance 4.8%
American Express Company	151,735	17,640,711
Discover Financial Services	156,489	13,073,091
Diversified financial services 5.6%
Equitable Holdings, Inc.	517,703	12,828,680
Eurazeo SE (A)	60,034	4,204,473
Onex Corp.	166,505	8,817,766
Voya Financial, Inc.	178,750	9,913,475
Insurance 18.4%
Aon PLC, Class A	46,755	9,495,941
Arch Capital Group, Ltd. (A)	161,593	5,075,636
Arthur J. Gallagher & Company	136,590	15,763,852
Brown & Brown, Inc.	139,528	6,012,262
Chubb, Ltd.	103,452	15,069,853
Kinsale Capital Group, Inc.	63,820	11,970,079
Palomar Holdings, Inc. (A)	116,234	11,575,744
RenaissanceRe Holdings, Ltd.	59,823	8,999,772
The Hanover Insurance Group, Inc.	83,573	9,399,455
The Hartford Financial Services Group, Inc.	305,087	14,650,278
Trean Insurance Group, Inc. (A)	342,746	5,103,488
Willis Towers Watson PLC	28,155	5,713,776
Thrifts and mortgage finance 1.0%
OP Bancorp	163,571	1,241,504
Premier Financial Corp.	189,879	5,271,041
Industrials 1.4%		8,942,322
Professional services 1.4%
Verisk Analytics, Inc.	48,732	8,942,322
Information technology 6.8%		43,815,227
IT services 6.8%
Adyen NV (A)(C)	5,097	10,647,761
EVERTEC, Inc.	160,050	5,553,735
FleetCor Technologies, Inc. (A)	22,595	5,484,936
Global Payments, Inc.	37,037	6,537,771
Visa, Inc., Class A	80,678	15,591,024
Real estate 6.7%		43,469,026
Equity real estate investment trusts 5.9%
Lexington Realty Trust	520,749	5,337,677
Monmouth Real Estate Investment Corp.	250,099	4,334,216
Nippon Prologis REIT, Inc.	2,089	6,809,899
Plymouth Industrial REIT, Inc.	92,720	1,357,421
Prologis, Inc.	126,452	13,049,846
Rexford Industrial Realty, Inc.	143,151	7,005,810
Real estate management and development 0.8%
VGP NV	34,009	5,574,157

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.5%			$9,939,233
(Cost $9,939,232)
Short-term funds 0.0%			65,233
John Hancock Collateral Trust (D)	0.1320(E)	6,519	65,233

	Par value^	Value
Repurchase agreement 1.5%		9,874,000
Barclays Tri-Party Repurchase Agreement dated 1-29-21 at 0.030% to be repurchased at $6,443,016 on 2-1-21, collateralized by $5,905,100 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $6,571,966)	6,443,000	6,443,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $3,431,000 on 2-1-21, collateralized by $3,364,900 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $3,499,702)	3,431,000	3,431,000

Total investments (Cost $451,621,951) 99.5%	$641,620,004
Other assets and liabilities, net 0.5%	3,095,793
Total net assets 100.0%	$644,715,797

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $63,723.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-21.
The fund had the following country composition as a percentage of net assets on 1-31-21:
United States	81.7%
United Kingdom	4.4%
Canada	3.2%
Switzerland	2.3%
Bermuda	2.2%
Netherlands	1.6%
Denmark	1.1%
Japan	1.1%
Other countries	2.4%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	600,000	USD	471,638	SSB	3/17/2021	—	$(2,377)
DKK	1,780,000	USD	290,695	SSB	3/17/2021	—	(22)
GBP	1,020,000	USD	1,396,931	TD	3/17/2021	$947	—
SEK	29,310,000	USD	3,514,295	MSCS	3/17/2021	—	(5,120)
USD	9,557,859	CAD	12,190,000	MSCS	3/17/2021	24,023	—
USD	7,350,680	DKK	45,040,000	SSB	3/17/2021	—	(4,318)
USD	1,272,620	EUR	1,050,000	CITI	3/17/2021	—	(2,825)
USD	18,039,916	EUR	14,863,773	SSB	3/17/2021	—	(15,248)
USD	1,203,511	EUR	990,000	TD	3/17/2021	949	—
USD	24,331,451	GBP	17,870,000	MSCS	3/17/2021	—	(158,826)
USD	6,555,595	JPY	681,610,000	SSB	3/17/2021	45,479	—
USD	392,479	JPY	40,920,000	TD	3/17/2021	1,649	—
USD	3,327,840	SEK	27,780,000	JPM	3/17/2021	1,846	—
USD	184,357	SEK	1,530,000	SSB	3/17/2021	1,175	—
						$76,068	$(188,736)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$249,318,643	$234,817,907	$14,500,736	—
Capital markets	94,314,676	79,269,615	15,045,061	—
Consumer finance	30,713,802	30,713,802	—	—
Diversified financial services	35,764,394	31,559,921	4,204,473	—
Insurance	118,830,136	118,830,136	—	—
Thrifts and mortgage finance	6,512,545	6,512,545	—	—
Industrials
Professional services	8,942,322	8,942,322	—	—
Information technology
IT services	43,815,227	33,167,466	10,647,761	—
Real estate
Equity real estate investment trusts	37,894,869	31,084,970	6,809,899	—
Real estate management and development	5,574,157	—	5,574,157	—
6	|

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$9,939,233	$65,233	$9,874,000	—
Total investments in securities	$641,620,004	$574,963,917	$66,656,087	—
Derivatives:
Assets
Forward foreign currency contracts	$76,068	—	$76,068	—
Liabilities
Forward foreign currency contracts	(188,736)	—	(188,736)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,519	$199,276	$110,700	$(244,741)	$(32)	$30	$62	—	$65,233
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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